Pensions and Other Postretirement Benefits (Contributions to Multi-employer Plan) (Details) - Railroad Employees National Early Retirement Major Medical Benefit Plan [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / PerMonthPerEmployee	Dec. 31, 2017 CAD ($) $ / PerMonthPerEmployee	Dec. 31, 2016 CAD ($)
Multiemployer Plans [Line Items]
Contributions to multi-employer plan | $	$ 13	$ 15	$ 12
Multiemployer plan employer contribution rate per month | $ / PerMonthPerEmployee	176.16	216.54
Number of retirees covered	461	462